Derivative Liability (Details - Estimated fair values of the liabilities) - Derivative Liabilities [Member] - Fair Value, Recurring [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Expected Term [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assumptions used	0.13 - 1 year	0.29 years
Measurement Input, Risk Free Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assumptions used	4.02% - 4.34%	4.15%
Measurement Input, Share Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assumptions used	5.34 - 11.7	4.38
Measurement Input, Price Volatility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assumptions used	60.5% - 146.5%	95.41%
Measurement Input, Expected Dividend Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assumptions used